Warrants and Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2019
Statement [LineItems]
Summary of Warrant Compensation Cost

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three months Ended March 31,
	2019	2018
	(EUR’000)
Research and development costs	4,934	2,386
General and administrative expenses	4,501	2,293

Total warrant compensation costs	9,435	4,679

Warrants [member]
Statement [LineItems]
Summary of Warrant Activity

The following table specifies the warrant activity during the three months ended March 31, 2019:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the period	54,500	62.05
Exercised during the period	—	—
Forfeited during the period	(15,352)	40.07
Expired during the period	—	—

Outstanding at March 31, 2019	5,650,777	29.32

Vested at the balance sheet date	2,786,556	17.70